SUBSEQUENT EVENTS (Details Textual) - USD ($)			1 Months Ended
	Aug. 01, 2017	May 15, 2017	Sep. 27, 2017	Aug. 18, 2017	May 29, 2017
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.25
Shares Issued, Price Per Share	$ 0.01
Proceeds from Issuance or Sale of Equity	$ 451,000
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Number Of Warrants Issued	200,000
Class of Warrant Or Right, Expiration Period	5 years
Stock Issued During Period, Shares, New Issues	200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	20,000
Class Of Warrant Or Right Decescription	Fifty percent of the shares (100,000 shares) purchased in the closing will be sold by one of the Company’s shareholders at $4.99 per share, the remaining fifty percent of the shares (100,000 shares) will be issued by Jerash Holdings.
Senior Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Collateral Amount					$ 3,000,000
Subsequent Event [Member] | Import Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					8,000,000
Subsequent Event [Member] | Factoring Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 12,000,000
Subsequent Event [Member] | Senior Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt Instrument, Description of Variable Rate Basis					London Interbank Offered Rate (“LIBOR”) plus 1.5%
Subsequent Event [Member] | Senior Credit Facility [Member] | Hong Kong Interbank Offered Rate [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.50%
Debt Instrument, Description of Variable Rate Basis					Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.5%
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Class of Warrant Or Right, Expiration Period		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00
Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		270,000	25,000	100,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Description of Transaction		Fifty percent of the shares (270,000 shares) purchased in the initial closing were sold by one of our shareholders at $4.99 per share, the remaining fifty percent of the shares (270,000 shares) were issued by us.
Number Of Warrants Issued		540,000
Class of Warrant Or Right, Expiration Period		5 years
Stock Issued During Period, Shares, New Issues		540,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		54,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Shares Issued, Price Per Share		$ 6.25
Proceeds from Issuance or Sale of Equity		$ 1,352,700
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Warrants Issued		48,600
Class of Warrant Or Right, Expiration Period		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.50
Shares Issued, Price Per Share		$ 6.25